Supplemental Income Statement Information (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of other expense (income), net
Other expense (income), net consists of the following:

(Millions)	2021	2020	2019
Interest expense	$488	$529	$448
Interest income	(26)	(29)	(80)
Pension and postretirement net periodic benefit cost (benefit)	(297)	(134)	1
Loss on deconsolidation of Venezuelan subsidiary	—	—	162
Total	$165	$366	$531